UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2019 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.0%

	Shares	Value

Australia — 4.6%
Computershare	2,290	$28,784
CSL	248	34,716
Dexus Property Group ‡	3,527	31,079
Harvey Norman Holdings	5,199	15,283
Macquarie Group	804	76,344
Rio Tinto	964	64,811
Santos	6,467	32,779

		283,796

Austria — 0.3%
OMV	309	16,549

Belgium — 1.3%
Telenet Group Holding *	835	44,317
UCB	464	36,804

		81,121

Brazil — 0.2%
TIM Participacoes ADR	773	11,448

Canada — 3.4%
Canadian Imperial Bank of Commerce	630	53,049
CGI, Cl A *	700	50,385
Methanex	870	47,692
National Bank of Canada	900	42,874
Open Text	400	15,377

		209,377

Finland — 1.8%
Neste	1,392	45,964
Nokia	3,653	19,171
UPM-Kymmene	1,640	46,188

		111,323

France — 8.7%
Atos	276	28,412
AXA	983	26,180
Edenred	510	24,030

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2019 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

France — (continued)
Kering	62	$36,647
Klepierre ‡	1,763	62,624
LVMH Moet Hennessy Louis Vuitton	96	37,584
Peugeot	5,054	132,418
Safran	804	117,140
Thales	464	55,399
TOTAL	248	13,781

		534,215

Germany — 6.3%
adidas	300	77,088
Allianz	309	74,443
Bayer	507	33,744
Continental	220	36,362
Covestro (A)	1,160	63,427
Deutsche Telekom	3,654	61,123
HOCHTIEF	278	41,470

		387,657

Hong Kong — 5.4%
Anhui Conch Cement	6,500	39,647
BOC Hong Kong Holdings	4,500	20,134
China Shenhua Energy	19,500	43,102
CK Asset Holdings	3,000	24,092
CK Hutchison Holdings	1,500	15,756
Galaxy Entertainment Group *	3,000	22,429
Hang Seng Bank	2,500	65,650
Power Assets Holdings	2,000	13,946
Weichai Power	15,000	24,513
WH Group (A)	53,000	62,831

		332,100

Israel — 1.1%
Bank Leumi Le-Israel	3,342	22,859
Nice *	186	25,662
Teva Pharmaceutical Industries ADR *	1,362	20,730

		69,251

Italy — 0.8%
Fiat Chrysler Automobiles	3,156	48,615

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2019 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Japan † — 22.0%
Alfresa Holdings	900	$25,175
Asahi Group Holdings	900	39,129
Astellas Pharma	5,100	69,641
Brother Industries	1,500	29,608
Central Japan Railway	400	86,150
Dai-ichi Life Holdings	4,200	60,381
Daiwa House Industry	1,000	28,054
Fuji Electric	600	21,323
Honda Motor	1,000	27,997
Hoya	1,900	134,331
Kajima	3,100	46,057
Kansai Electric Power	1,700	20,520
Kao	300	23,188
KDDI	1,200	27,556
Kirin Holdings	1,900	43,080
MEIJI Holdings	300	23,623
Mitsubishi	2,500	68,956
Mitsubishi Chemical Holdings	1,900	13,536
Mitsubishi Gas Chemical	1,600	23,994
Nexon *	1,300	18,739
Nippon Telegraph & Telephone	300	12,480
ORIX	2,800	39,763
Shimizu	3,100	26,559
Shionogi	1,700	99,544
Sompo Holdings	700	26,333
Sony	2,700	128,989
Sumitomo Chemical	6,200	30,943
Suzuki Motor	600	27,403
Taisei	1,000	43,992
Teijin	1,200	20,633
Tokyo Electron	200	31,881
Tosoh	1,500	24,191

		1,343,749

Luxembourg — 0.4%
Ternium ADR	959	23,639

Netherlands — 3.5%
ArcelorMittal	804	17,429
Koninklijke Ahold Delhaize	5,198	125,115

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2019 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Netherlands — (continued)
Randstad	696	$39,750
Wolters Kluwer	490	34,173

		216,467

Norway — 1.1%
DNB	1,331	25,556
Equinor	1,950	43,498

		69,054

Singapore — 1.6%
DBS Group Holdings	1,900	39,464
Genting Singapore	12,400	8,980
United Overseas Bank	1,900	38,877
Yangzijiang Shipbuilding Holdings	11,000	12,698

		100,019

South Africa — 1.4%
Standard Bank Group	6,010	83,606

South Korea — 0.6%
Samsung Electronics GDR (A)	34	33,363

Spain — 2.7%
Aena (A)	340	63,055
Red Electrica	2,909	60,312
Repsol	2,553	43,324

		166,691

Sweden — 3.6%
Atlas Copco, Cl A	1,176	36,554
Sandvik	1,460	27,003
Swedbank	1,237	20,065
Swedish Match	250	12,177
Volvo, Cl B	7,581	121,332

		217,131

Switzerland — 7.3%
Nestle	743	71,496
Novartis	631	51,529
Partners Group Holding	47	35,406
Roche Holding	781	205,876
Swiss Life Holding	173	81,343

		445,650

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2019 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United Kingdom — 17.4%
3i Group	9,840	$137,361
BAE Systems	6,065	39,069
Berkeley Group Holdings	371	18,171
Burberry Group	2,723	71,620
Carnival	1,129	59,404
Diageo	433	18,257
Evraz	4,110	33,636
GlaxoSmithKline	1,795	36,828
Imperial Brands	2,212	70,265
Lloyds Banking Group	116,348	94,930
Persimmon	1,732	50,501
RELX	2,568	58,903
Royal Dutch Shell, Cl B	1,849	59,422
Smith & Nephew	1,455	28,090
Taylor Wimpey	13,770	32,572
Tesco	40,227	131,036
Unilever	2,013	122,257

		1,062,322

United States — 3.5%
Check Point Software Technologies *	346	41,783
ICON *	278	37,969
JBS ADR	2,560	25,421
Nomad Foods *	604	12,563
NXP Semiconductors	692	73,089
Taro Pharmaceutical Industries *	217	23,308

		214,133

TOTAL COMMON STOCK (Cost $5,549,448)		6,061,276

EXCHANGE TRADED FUND — 1.1%
iShares MSCI EAFE ETF (Cost $64,397)	1,048	69,964

TOTAL INVESTMENTS— 100.1% (Cost $5,613,845)		$6,131,240

Percentages are based on total Net Assets of $6,123,339

‡	Real Estate Investment Trust
*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2019 (UNAUDITED)

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2019, the value of these securities amounted to $222,676

($ Thousands), representing 3.6% of the net assets of the Fund.

ADR	American Depositary Receipt
Cl	Class
EAFE	Europe, Asia, Far East
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$283,796	$—	$—	$283,796
Austria	16,549	—	—	16,549
Belgium	81,121	—	—	81,121
Brazil	11,448	—	—	11,448
Canada	209,377	—	—	209,377
Finland	111,323	—	—	111,323
France	534,215	—	—	534,215
Germany	387,657	—	—	387,657
Hong Kong	332,100	—	—	332,100
Israel	69,251	—	—	69,251
Italy	48,615	—	—	48,615
Japan	—	1,343,749	—	1,343,749
Luxembourg	23,639	—	—	23,639
Netherlands	216,467	—	—	216,467
Norway	69,054	—	—	69,054
Singapore	100,019	—	—	100,019
South Africa	83,606	—	—	83,606
South Korea	33,363	—	—	33,363
Spain	166,691	—	—	166,691
Sweden	217,131	—	—	217,131
Switzerland	445,650	—	—	445,650
United Kingdom	1,062,322	—	—	1,062,322
United States	214,133	—	—	214,133

Total Common Stock	4,717,527	1,343,749	—	6,061,276
Exchange Traded Fund	69,964	—	—	69,964

Total Investments in Securities	$4,787,491	$1,343,749	$—	$6,131,240

† All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 22.0% of Net Assets. Total value of these securities is $1,343,749. For the period ended April 30, 2019, there were no Level 3 transfers. All transfers, if any, are recognized at period end. For the period ended April 30, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

SGA-QH-001-0600

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 27, 2019